SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS:

                              ---------------------


Cash Account Trust                           DWS Health Care Fund                        DWS Mid Cap Growth Fund
    Government and Agency Securities         DWS High Income Fund                        DWS Money Market Prime Series
    Portfolio                                DWS Inflation Protected Plus Fund           DWS New York Tax-Free Income Fund
    Money Market Portfolio                   DWS Intermediate Tax/AMT Free Fund          DWS S&P 500 Plus Fund
    Tax-Exempt Portfolio                     DWS International Fund                      DWS Select Alternative Allocation Fund
DWS Alternative Asset Allocation Plus Fund   DWS International Value Opportunities Fund  DWS Short Duration Plus Fund
DWS Blue Chip Fund                           DWS Japan Equity Fund                       DWS Small Cap Core Fund
DWS California Tax-Free Income Fund          DWS Large Company Growth Fund               DWS Small Cap Growth Fund
DWS Capital Growth Fund                      DWS LifeCompass 2015 Fund                   DWS Strategic Government Securities Fund
DWS Climate Change Fund                      DWS LifeCompass 2020 Fund                   DWS Strategic High Yield Tax-Free Fund
DWS Commodity Securities Fund                DWS LifeCompass 2030 Fund                   DWS Strategic Income Fund
DWS Core Plus Allocation Fund                DWS LifeCompass 2040 Fund                   DWS Target 2010 Fund
DWS Disciplined Long/Short Growth Fund       DWS LifeCompass Protect 2017 Fund           DWS Target 2011 Fund
DWS Disciplined Long/Short Value Fund        DWS LifeCompass Retirement Fund             DWS Target 2012 Fund
DWS Disciplined Market Neutral Fund          DWS Lifecycle Long Range Fund               DWS Target 2013 Fund
DWS Floating Rate Plus Fund                  DWS Managed Municipal Bond Fund             DWS Target 2014 Fund
DWS Global Thematic Fund                     DWS Massachusetts Tax-Free Fund             Investors Cash Trust
DWS GNMA Fund                                DWS Micro Cap Fund                              Treasury Portfolio
DWS Growth & Income Fund                                                                 Tax-Exempt California Money Market Fund

-----------------------------------------------------------------------------------------------------------------------------------


The following information supplements the "Management of Fund" section of each Fund's Statements of Additional Information:


From time to time, Deutsche Bank or an affiliate (collectively, "DB") may at its sole discretion invest its own assets in shares of the Fund ("proprietary investment") for such purposes it deems appropriate, including investments designed to assist in the management of the Fund's portfolio. Any proprietary investment may be hedged and, in that event, the return on the proprietary investment, net of the effect of the hedge, would be expected to differ from the return of the Fund. DB has no obligation to make any proprietary investments and the amount of any proprietary investment that is made may or may not be significant in comparison to the level of assets of the Fund. In the event that a proprietary investment is made, except as otherwise required under the Investment Company Act of 1940, DB would be permitted to redeem the investment at such time that it deems appropriate.






               Please Retain This Supplement for Future Reference



May 12, 2009